Document and Entity Information	Aug. 05, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001704711
Document Type	8-K/A
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	FUNKO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38274
Entity Tax Identification Number	35-2593276
Entity Address, Address Line One	2802 Wetmore Avenue
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98201
City Area Code	425
Local Phone Number	783-3616
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FNKO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “Amendment”) is being filed to amend the Current Report on Form 8-K of Funko, Inc. (the “Company”) filed on August 5, 2021 (the “Original 8-K”). The Amendment updates certain disclosures in the Original 8-K based on information that became available after the date of the Original 8-K. The disclosure contained in Item 5.02 of the Original 8-K is hereby supplemented and amended by the disclosure contained in Item 5.02 of this Amendment.